Other Non-Current Assets (Details) $ in Thousands, t in Millions	9 Months Ended
	Sep. 30, 2021 USD ($) t	Dec. 31, 2020 USD ($)
Components of Other Non-Current Assets:
Operating lease right-of-use-assets	$ 11,817	$ 14,642
Other non-current assets	3,930	12,729
Total other non-current assets	$ 189,861	27,911	[1]
Hilli
Components of Other Non-Current Assets:
Expected increase of capacity per annum | t	0.2
Expected capacity per annum | t	1.4
FLNG derivative
Components of Other Non-Current Assets:
Oil and gas derivative instruments	$ 174,114	$ 540

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).